Label	Element	Value
Glencore Convertible Note [Member]
Non-Current Convertible Debt	licy_NonCurrentConvertibleDebt	$ 0
Non-Current Convertible Debt	licy_NonCurrentConvertibleDebt	196,100,000
Convertible Debt [Member]
Non-Current Convertible Debt	licy_NonCurrentConvertibleDebt	288,500,000
Non-Current Convertible Debt	licy_NonCurrentConvertibleDebt	100,900,000
Koch Strategic Platforms Convertible Note [Member]
Non-Current Convertible Debt	licy_NonCurrentConvertibleDebt	100,900,000
Non-Current Convertible Debt	licy_NonCurrentConvertibleDebt	$ 92,400,000